Commitments and Contingencies Litigation (Details) - Orbitz $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2013 USD ($)	Apr. 30, 2013 USD ($)	Jun. 30, 2015 USD ($) City	Mar. 31, 2014 USD ($)	Jun. 30, 2015 USD ($) City	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) City Rate	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 09, 2013 USD ($)	Oct. 02, 2013 LegalMatter	Mar. 25, 2013 USD ($)	Dec. 31, 2012 USD ($)
Loss Contingencies [Line Items]
Estimated Litigation Liability, Current			$ 2,700		$ 2,700		$ 4,300
Loss Contingency, Number of Cities Who Issued Notifices of Possible State or Local Hotel Occupancy or Related Taxes Owed | City			43		43		43
Loss Contingency, Range of Possible Loss, Minimum			$ 200		$ 200
Loss Contingency, Number Of Rejected Motions For Summary Judgement | LegalMatter											1
Contract exit costs, total							$ 11,700
Revolver, maximum borrowing capacity												$ 515,000
Line Of Credit Facility Letters of Credit Maximum			55,000		55,000		55,000
Letters of Credit Fees			100		100	$ 200	300
Hawaii Hotel Occupancy Tax Case [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss								$ 14,600	$ 58,800				$ 16,900
Loss Contingency Assessments Rejected by Court							30,000
Hotel Occupancy Tax Assessments Not Final [Member]
Loss Contingencies [Line Items]
Loss Contingency, Range of Possible Loss, Minimum			13,600		13,600		20
Loss Contingency Range Of Possible Loss High Case							58,800
Loss Contingency, Range of Possible Loss, Maximum			16,900		16,900		116,000
Hawaii General Excise Tax Case [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual, at Carrying Value			58,800		58,800		4,200
Loss Contingency, Estimate of Possible Loss							$ 26,000
Tax Refund, Not Disputed			21,100		21,100
Payments for Legal Settlements	$ 9,200	$ 16,900			26,000			26,000
Proceeds from Income Tax Refunds					1,300
Deferred Tax Assets, Gross								22,000
Loss Contingency Accrual, Failure to File Penalty Imposed, Percentage, Included in Carrying Value | Rate							25.00%
Hawaii Rental Car Transactions Tax Case [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss			3,400		3,400		$ 3,400			$ 3,400
Hotel Occupancy Tax, Administratively Final Assessments [Member]
Loss Contingencies [Line Items]
Loss Contingency, Range of Possible Loss, Minimum			20		20		200
Loss Contingency Range Of Possible Loss High Case			10,500		10,500		3,200
Loss Contingency, Range of Possible Loss, Maximum			5,800		5,800		10,800
Estimated Litigation Liability							2,000
Hawaii Hotel Occupancy Tax Case [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss							14,600	$ 16,900
Loss Contingency Assessments Rejected by Court			26,000		26,000
Disctrict of Columbia Hotel Occupancy Tax Case [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss			47,500		47,500		3,700
Additional estimated litigation liability			900		900		950
Payments for Legal Settlements				$ 3,800					$ 3,800
San Antonio Hotel Occupancy Tax Case [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss			$ 4,300		$ 4,300		4,300
Taxing Authority Assessments Not Final [Member]
Loss Contingencies [Line Items]
Loss Contingency, Range of Possible Loss, Minimum							20
Loss Contingency Range Of Possible Loss High Case							5,800
Loss Contingency, Range of Possible Loss, Maximum							9,670
Revolving Credit Facility [Member]
Loss Contingencies [Line Items]
Revolver, maximum borrowing capacity							$ 80,000					$ 80,000